SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment, net

Useful life
Housing and welfare	10 years
Furniture and office equipment	5 years
Computer and software	5 years
Production facilities	5 years
Drilling and production tools	5 years
Equipment	5 years

Summary of quantitative information about the Company's level 3 fair value measurements in the determination of the balance of the post-employment benefits, which utilize significant unobservable inputs

Actuarial Assumption	December 31, 2019	December 31, 2018
Discount Rate	4.93%	6.00%
Expected Return on Plan Assets	4.93%	6.00%
Wage Increase Rate	9.00%	9.00%
Mortality Rate	Table Mortality Index (“TMI”) of Indonesia, 2011	Table Mortality Index (“TMI”) of Indonesia, 2011
Disability Rate	5% of TMI 2011	1% of TMI 2011
Normal retirement age	58 Years (All employees are assumed to retire at pension age). With work contract until May 31, 2020	58 Years (All employees are assumed to retire at pension age). With work contract until May 31, 2020

Withdrawal Rate	Age	Rate	Age	Rate
	20 – 29	5%	20 - 29	5%
	30 – 39	4%	30 - 39	4%
	49 – 44	3%	49 - 44	3%
	45 – 49	2%	45 - 49	2%
	50 – 57	1%	50 - 57	1%
	> 57	0%	> 57	0%

Schedule of liabilities measured at fair value on a recurring basis by level within the fair value hierarchy

Liabilities measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2019 and 2018 are as follows:

Fair value measurement at reporting date using
Quoted Prices
		in Active Markets	Significant	Significant
		for Identical	Other	Unobservable
	As of December 31,	Assets/Liabilities	Observable Inputs	Inputs
	2019	(Level 1)	(Level 2)	(Level 3)
Provision for post-employment benefit	$—	$—	$—	$—

Fair value measurement at reporting date using
Quoted Prices
		in Active Markets	Significant	Significant
		for Identical	Other	Unobservable
	As of December 31,	Assets/Liabilities	Observable Inputs	Inputs
	2018	(Level 1)	(Level 2)	(Level 3)
Provision for post-employment benefit	$27,632	$—	$—	$27,632